Income Taxes - Schedule of Loss before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States			$ (3,210)	$ (6,955)	$ (3,532)
Foreign			(951)	(396)	61
Net loss before income taxes	$ (7,030)	$ (722)	$ (4,161)	$ (7,351)	$ (3,471)